May 24, 2017

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	Manning & Napier Fund, Inc. (the “Fund”) Registration Statement on Form N-14 (File No. 333-217358)

Dear Sir or Madam:

Pursuant to the Securities Act of 1933, as amended, we are filing Pre-Effective Amendment No. 1 to the Fund’s Registration Statement on Form N-14 (the “Registration Statement”) to address SEC staff comments and update certain information.

The Registration Statement relates to the Agreement and Plan of Reorganization with regard to the reorganization of Rainier International Discovery Fund (the “Acquired Series”), a series of Rainier Investment Management Mutual Funds, into the Rainier International Discovery Series (the “Surviving Series”), a new series of the Fund.  Pursuant to the Agreement and Plan of Reorganization, the Acquired Series will transfer all of its assets and liabilities to the Surviving Series in exchange for shares of the Surviving Series.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (585) 325-6880.

Sincerely,

/s/Amy J. Williams
Amy J. Williams
Assistant Corporate Secretary

Enclosures